Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share
Earnings per Share [Text Block]

Note 8. Earnings per Share

(In millions except per share amounts)	2013	2012	2011

Income from Continuing Operations	$1,279.1	$1,258.4	$1,023.4
(Loss) Income from Discontinued Operations	(0.7)	(19.2)	1.7
(Loss) Gain on Disposal of Discontinued Operations, Net	(5.1)	(61.3)	304.8

Net Income	$1,273.3	$1,177.9	$1,329.9

Basic Weighted Average Shares	360.3	363.8	380.8
Plus Effect of:
Convertible debentures	—	—	0.6
Equity forward arrangement	1.8	—	—
Stock options and restricted units	3.7	2.8	3.4

Diluted Weighted Average Shares	365.8	366.6	384.8

Basic Earnings per Share:
Continuing operations	$3.55	$3.46	$2.69
Discontinued operations	(.02)	(.22)	.80

	$3.53	$3.24	$3.49

Diluted Earnings per Share:
Continuing operations	$3.50	$3.43	$2.66
Discontinued operations	(.02)	(.22)	.80

	$3.48	$3.21	$3.46

Options to purchase 1.0 million, 7.2 million and 6.9 million shares of common stock were not included in the computation of diluted earnings per share for 2013, 2012 and 2011, respectively, because their effect would have been antidilutive.